RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Equity-based compensation	$ 103,466	$ 64,512	$ 31,598
Revenue	4,884,241	3,224,796	2,674,032
Vincent K McMahon [Member]
Related Party Transaction [Line Items]
Acquisition related liabilities owed to certain counterparties	3,500
Probable future payments	1,500	5,500
Liabilities paid directly by related party		3,500
Proceeds from reimbursement of costs	6,400	5,800
EGH And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Reimbursed costs	$ 9,400	9,300	5,400
EGH And Its Subsidiaries [Member] | TKO Group Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Company's ownership of its equity method investments	53.90%
Dwayne Johnson [Member]
Related Party Transaction [Line Items]
Reimbursed costs	$ 2,600
License agreement term	10 years
Royalties earned by related parties	$ 900
Dwayne Johnson [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Aggregate awards received by related parties	30,000
Equity-based compensation	17,700
Euroleague Ventures S.A. [Member]
Related Party Transaction [Line Items]
Revenue	22,200	21,000	18,600
Direct Operating Costs	1,000	300	$ 1,600
Accounts Receivable, after Allowance for Credit Loss	$ 10,700	$ 7,300